Financial instruments (Cross-Currency Interest Rate Swaps) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other income (expense)	$ (88,000,000)	$ (42,000,000)	$ (134,000,000)
Foreign currency exposure	913,000,000	891,000,000	$ 722,000,000
Derivative asset	0	38,000,000
Derivative liability	10,000,000	$ 0
Cross Currency Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	975,000,000
Principal amount	$ 1,401,000,000
Weighted average interest rate	3.33%
Loss on derivative	$ 45,000,000
Derivative asset	7,000,000
Derivative liability	29,000,000
Other liabilities and deferred credits	30,000,000
Cross Currency Interest Rate Contract | Reclassification out of Accumulated Other Comprehensive Income | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other income (expense)	62,000,000
Foreign currency exposure	$ 14,000,000